UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22585

Tortoise Pipeline & Energy Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014
Common Stock - 85.5%(1)	Shares	Fair Value
Crude/Refined Products Pipelines - 6.9%(1)
Canada - 5.7%(1)
Enbridge Inc.	268,300	$11,346,407
Pembina Pipeline Corporation	199,200	7,179,691
United States - 1.2%(1)
Plains GP Holdings, L.P.	139,677	3,910,956
		22,437,054
Local Distribution Companies - 11.8%(1)
United States - 11.8%(1)
CenterPoint Energy, Inc.	758,400	17,936,160
NiSource Inc.	593,500	20,665,670
		38,601,830
Marine Transportation - 2.3%(1)
Republic of the Marshall Islands - 2.3%(1)
Teekay Offshore Partners L.P.	223,330	7,316,291

Natural Gas Gathering Pipelines - 4.9%(1)
United States - 4.9%(1)
Targa Resources Corp.	166,600	16,120,216

Natural Gas Pipelines - 39.6%(1)
Canada - 2.9%(1)
Keyera Corp.	17,550	1,058,579
TransCanada Corporation	187,700	8,264,431
United States - 36.7%(1)
Kinder Morgan, Inc.	138,500	4,411,225
ONEOK, Inc.	625,754	37,007,092
Spectra Energy Corp.	1,074,900	40,072,272
Williams Companies, Inc.	932,500	38,512,250
		129,325,849
Oil and Gas Production - 18.3%(1)
United States - 18.3%(1)
Anadarko Petroleum Corporation(2)	46,900	3,947,104
Antero Resources Corporation(2)(3)	26,500	1,599,010
Apache Corporation(2)	53,000	4,202,370
Cabot Oil & Gas Corporation(2)	113,000	3,955,000
Chesapeake Energy Corporation(2)	67,200	1,741,152
Concho Resources Inc.(2)(3)	18,400	2,228,792
Continental Resources, Inc.(2)(3)	42,800	5,115,456
EOG Resources, Inc.(2)	29,200	5,531,064
Hess Corporation(2)	38,300	3,065,149
Marathon Oil Corporation(2)	132,700	4,445,450
Newfield Exploration Company(2)(3)	43,500	1,226,265
Noble Energy, Inc.(2)	72,300	4,971,348
Occidental Petroleum Corporation(2)	49,700	4,797,044
Pioneer Natural Resources Company(2)	30,900	6,216,462
Range Resources Corporation(2)	50,200	4,319,710
Rice Energy Inc.(2)(3)	38,520	924,480
Whiting Petroleum Corporation(2)(3)	23,700	1,628,427
		59,914,283
Power/Utility - 1.7% (1)
United States - 1.7% (1)
NRG Yield, Inc.	145,100	5,539,918

Total Common Stock (Cost $216,129,733)		279,255,441

Master Limited Partnerships and Related Companies - 41.7% (1)
Crude/Refined Products Pipelines - 17.1%(1)
United States - 17.1%(1)
Buckeye Partners, L.P.	83,000	6,078,090
Enbridge Energy Management, L.L.C.(4)	568,347	15,203,295
Genesis Energy L.P.	18,700	1,028,500
Magellan Midstream Partners, L.P.	93,000	6,293,310
MPLX LP	102,268	4,991,701
Phillips 66 Partners LP	59,100	2,707,962
Plains All American Pipeline, L.P.	194,400	10,530,648
Rose Rock Midstream, L.P.	28,714	1,117,549
Sunoco Logistics Partners L.P.	74,400	6,155,856
Tesoro Logistics LP	16,700	1,005,340
Valero Energy Partners LP	23,059	852,952
		55,965,203
Natural Gas/Natural Gas Liquids Pipelines - 16.7%(1)
United States - 16.7%(1)
Crestwood Midstream Partners LP	165,333	3,701,806
Energy Transfer Partners, L.P.	177,700	9,867,681
Enterprise Products Partners L.P.	163,200	10,952,352
Kinder Morgan Management, LLC(4)	269,779	18,830,595
ONEOK Partners, L.P.	48,900	2,597,079
Regency Energy Partners LP	189,149	4,965,161
Williams Partners L.P.	75,200	3,730,672
		54,645,346
Natural Gas Gathering/Processing - 7.9%(1)
United States - 7.9%(1)
Access Midstream Partners, L.P.	107,900	6,090,955
Crosstex Energy, L.P.	36,800	1,136,752
DCP Midstream Partners, LP	97,900	4,777,520
MarkWest Energy Partners, L.P.	87,300	5,574,105
Targa Resources Partners LP	70,000	3,758,300
Western Gas Equity Partners, LP	46,500	1,998,570
Western Gas Partners LP	36,300	2,297,427
		25,633,629

Total Master Limited Partnerships and Related Companies (Cost $109,043,803)		136,244,178

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.04%(5) (Cost $364,196)	364,196	364,196

Total Investments - 127.3%(1) (Cost $325,537,732)		415,863,815
Long-Term Debt Obligations - (15.0%)(1)		(49,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (4.9%)(1)		(16,000,000)
Total Value of Options Written (Premiums received $659,073) - (0.3%)(1)		(824,988)
Other Assets and Liabilities - (7.1%)(1)		(23,299,682)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$326,739,145

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4) Security distributions are paid-in-kind.
(5) Rate indicated is the current yield as of February 28, 2014.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
February 28, 2014

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	March 2014	$87.50	469	$(34,706)
Antero Resources Corporation	March 2014	60.00	265	(51,675)
Apache Corporation	March 2014	87.50	530	(4,770)
Cabot Oil & Gas Corporation	March 2014	37.50	1,130	(28,250)
Chesapeake Energy Corporation	March 2014	27.00	672	(20,832)
Concho Resources Inc.	March 2014	125.00	184	(31,464)
Continental Resources, Inc.	March 2014	125.00	428	(62,060)
EOG Resources, Inc.	March 2014	190.00	292	(105,412)
Hess Corporation	March 2014	85.00	383	(6,511)
Marathon Oil Corporation	March 2014	35.00	1,327	(18,578)
Newfield Exploration Company	March 2014	27.00	435	(68,295)
Noble Energy, Inc.	March 2014	70.00	723	(56,394)
Occidental Petroleum Corporation	March 2014	100.00	497	(14,910)
Pioneer Natural Resources Company	March 2014	200.00	309	(212,901)
Range Resources Corporation	March 2014	92.50	502	(22,088)
Rice Energy Inc.	March 2014	25.00	385	(23,100)
Whiting Petroleum Corporation	March 2014	67.50	237	(63,042)

Total Value of Call Options Written (Premiums received $659,073)				$(824,988)

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2014.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at February 28, 2014	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$279,255,441	$279,255,441	$-	$-
Master Limited Partnerships and Related Companies(a)	136,244,178	136,244,178	-	-
Total Equity Securities	415,499,619	415,499,619	-	-
Other Securities:
Short-Term Investment(b)	364,196	364,196	-	-
Total Assets	$415,863,815	$415,863,815	$-	$-
Liabilities
Written Call Options	$824,988	$824,988	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2014.

The Company did not hold any Level 3 securities during the period ended February 28, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period ended February 28, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

As of February 28, 2014, the aggregate cost of securities for federal income tax purposes was $317,895,694.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $99,371,147, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $1,403,026 and the net unrealized appreciation was $97,968,121.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Pipeline & Energy Fund, Inc.

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Pipeline & Energy Fund, Inc.

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Pipeline & Energy Fund, Inc.

Date: April 22, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer